Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Summary of the Remuneration of the Key Management Personnel	The remuneration of the key management personnel during the years ended December 31, 2019, 2018 and 2017 was as follows:

	2019	2018	2017
Current employee benefits1)	$10,083	$5,953	$7,750
Pension costs	267	268	293
Share-based payments	16,842	3,685	6,515
Termination benefits	2,919	3,651	-
	$30,111	$13,557	$14,558

1) Current employee benefits include salaries, bonuses, other employee benefits other than those listed in the table and director fees paid in cash.